Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Gross Realized Gains and Losses on the Sale of Debt Financial Instruments (Details) - Financial assets available-for-sale [Member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gross Realized Gains and Losses on the Sale of Debt Financial Instruments [Line Items]
Unrealized gains (losses)	$ 23,681	$ 3,386	$ 4,352
Realized losses (gains) reclassified to income	(14,875)	(8,050)	4,522
Subtotal	8,806	(4,664)	8,874
Income tax on other comprehensive income	(936)	(710)	(1,806)
Net effect in other comprehensive income	$ 7,870	$ (5,374)	$ 7,068